Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2070 Portfolio	Apr. 30, 2025 USD ($)
VIP Freedom 2070 Portfolio - Service Class
Expense Example:
1 year	$ 73
3 years	227
VIP Freedom 2070 Portfolio - Initial Class
Expense Example:
1 year	62
3 years	195
VIP Freedom 2070 Portfolio - Service Class 2
Expense Example:
1 year	88
3 years	$ 274